1
The Gabelli Global Financial Services Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.3%
Automobiles  — 7.2%
23,349 Daimler Truck Holding AG ......................... $ 840,788
7,450 Mercedes-Benz Group AG ......................... 598,896
3,770 Toyota Motor Corp., ADR .......................... 606,028
2,045,712
Banks  — 24.3%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 633,049
82,000 Commerzbank AG .................................... 908,206
516,000 Dah Sing Banking Group Ltd. .................... 383,905
191,900 Dah Sing Financial Holdings Ltd. ............... 479,505
936 First Citizens BancShares Inc., Cl. A .......... 1,201,309
67,863 Flushing Financial Corp. ............................ 834,036
34,000 ING Groep NV .......................................... 457,750
58,900 Japan Post Bank Co. Ltd. .......................... 458,807
17,150 Shinhan Financial Group Co. Ltd., ADR ..... 446,929
30,047 TrustCo Bank Corp. NY ............................. 859,645
6,200 Webster Financial Corp. ............................ 234,050
6,897,191
Consumer Finance  — 5.9%
20,480 Ally Financial Inc. ..................................... 553,165
10,360 Capital One Financial Corp. ....................... 1,133,073
1,686,238
Diversified Banks  — 13.8%
85,000 Barclays plc .............................................. 165,574
21,400 Citigroup Inc. ........................................... 985,256
29,920 Credit Agricole SA .................................... 354,957
14,218 Hana Financial Group Inc. ......................... 422,985
182,285 NatWest Group plc ................................... 557,457
6,410 Societe Generale SA ................................. 166,471
88,900 Standard Chartered plc ............................. 771,127
20,700 UniCredit SpA .......................................... 480,330
3,904,157
Energy and Utilities  — 3.2%
40,572 Vitesse Energy Inc. ................................... 908,813
Homebuilders  — 5.6%
3,010 Cavco Industries Inc.† .............................. 887,950
30,413 Legacy Housing Corp.† ............................ 705,278
1,593,228
Institutional Banking  — 4.0%
24,850 Moelis & Co., Cl. A ................................... 1,126,699
Institutional Brokerage  — 5.3%
140,000 Daiwa Securities Group Inc. ...................... 718,264
23,610 Jefferies Financial Group Inc. .................... 783,144
1,501,408
Institutional Trust, Fiduciary, and Custody  — 5.9%
9,730 State Street Corp. ..................................... 712,041
Shares
Market
Value
21,800 The Bank of New York Mellon Corp. .......... $ 970,536
1,682,577
Insurance  — 11.9%
139,118 Aegon NV ................................................. 702,860
1,317 E-L Financial Corp. Ltd. ............................ 921,030
11,350 First American Financial Corp. ................... 647,177
56,350 HG Holdings Inc.† .................................... 403,466
19,079 NN Group NV ........................................... 705,972
3,380,505
Investment Management  — 6.7%
3,170 Diamond Hill Investment Group Inc. .......... 543,021
221,600 The Westaim Corp.† ................................. 602,196
61,297 Westwood Holdings Group Inc. ................. 760,083
1,905,300
Reinsurance  — 3.5%
18,500 Axis Capital Holdings Ltd. ......................... 995,855
TOTAL COMMON STOCKS .................. 27,627,683
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.7%
$ 768,000 U.S. Treasury Bills,
4.909% to 5.253%††,
07/06/23 to 09/28/23 ............................ 761,613
TOTAL INVESTMENTS — 100.0%
(Cost $24,050,859) ............................... $ 28,389,296
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt